Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Share Premium [Member]	Retained Earnings [Member]	Capital Reserve [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Other Equity [Member]	Total
Balances at Mar. 31, 2022	$ 191,408	$ 124,682	$ (317,210)	$ 87,756	$ 5,696	$ 4,771		$ 97,103
Balances, shares at Mar. 31, 2022	19,140,849
Common stock issued during the year	$ 69	24,932						25,001
Common stock issued during the year, shares	6,849
Net loss			(654,273)		(20,675)			(674,948)
Adjustments Pertaining to Business Combination
Profit on Consolidation
Exchange gain on translation of Foreign Subsidiaries						46,286		46,286
Remeasurements of the net defined benefit liability / asset, net
Balances at Mar. 31, 2023	$ 191,477	149,614	(971,483)	87,756	(14,979)	51,057		(506,558)
Balances, shares at Mar. 31, 2023	19,147,698
Common stock issued during the year	$ 223,804	6,045,323						6,269,127
Common stock issued during the year, shares	22,380,446
Net loss			(11,427,935)		(54,359)			(11,482,294)
Adjustments Pertaining to Business Combination			152,359					152,359
Exchange gain on translation of Foreign Subsidiaries						5,286		5,286
Share Subdivision during the year
Share Subdivision during the year, shares	(4,201,413)
Class A common stock, $0.000001 par value	$ 4							4
Earnout Shares							5,456,500	5,456,500
Remeasurements of the net defined benefit liability / asset, net						(2,048)		(2,048)
Balances at Mar. 31, 2024	$ 415,285	$ 6,194,937	$ (12,247,059)	$ 87,756	$ (69,338)	$ 54,295	$ 5,456,500	$ (107,624)
Balances, shares at Mar. 31, 2024	37,326,731